Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Building	$2,986,912	$2,945,951
Transportation vehicles	245,535	216,880
Electronic devices	120,187	101,100
Office furniture and equipment	152,495	145,827
Manufacturing devices	3,396,497	2,771,717
Construction in progress (CIP)	119,050	113,530
Total property and equipment, at cost	7,020,676	6,295,005
Less: accumulated depreciation	(2,658,904)	(2,176,068)
Property and equipment, net	$4,361,772	$4,118,937

Additions to property and equipment for the fiscal years ended June 30, 2025 and 2024 were $640,480 and $2,093,112, respectively. The disposals for the fiscal years ended June 30, 2025 and 2024 were $10,380 and $0, respectively.

Depreciation expenses were $457,985, $321,388 and $241,810 for the fiscal years ended June 30, 2025, 2024 and 2023, respectively. The depreciation expenses for both years were recorded within the general and administrative expenses.